Debt (Schedule of Issuances and Repayments of Commercial Paper) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Commercial Paper
Commercial paper, maximum borrowing capacity	$ 2,500
Commercial paper, outstanding	$ 124	$ 721		$ 90	$ 501
Commercial paper, weighted average interest rate	3.79%	4.73%		3.79%	4.73%
Commercial paper, maturity	90 days
Issuances and repayments of commercial paper
Change in commercial paper, net	$ (612)	$ (1,381)	$ 908
Maturity Less Than Ninety Days
Issuances and repayments of commercial paper
Issuance	25,471	18,564	13,767
Repayment	(25,859)	(19,851)	(13,090)
Change in commercial paper, net	(388)	(1,287)	677
Maturity Greater than 90 Days
Issuances and repayments of commercial paper
Issuance	0	1,682	1,871
Repayment	(224)	(1,776)	(1,640)
Change in commercial paper, net	$ (224)	$ (94)	$ 231